Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Estimated Useful Life of Asset

Fixed assets are stated at cost less accumulated depreciation and are being depreciated using the straight-line method over the estimated useful life of the asset as follows:

Furniture and fixtures	7 to 10 years
Computer equipment	5 years
Warehouse and refrigeration equipment	10 years
Leasehold improvements	7 years
Automobile	5 years
Trade show booth	7 years

Schedule of Cumulative Effect of Adjustments Due to Adoption of ASC 606

The cumulative effect of the changes made to our consolidated January 1, 2018 balance sheet for the adoption of ASC 606 was as follows:

	Balance at December 31, 2017	Adjustments due to Adoption of ASC 606	Balance at January 1, 2018
ASSETS
Accounts receivable, net	$4,675,588	$(341,861)	$4,333,727
Inventory, net	12,952,850	394,468	13,347,318
Total Assets	$18,244,859	$52,607	$18,297,466

LIABILITIES AND STOCKHOLDER’S DEFICIT
Accounts payable and accruals	$4,409,232	$134,127	$4,543,359
Accumulated deficit	(1,494,927)	(81,520)	(1,576,447)
Total liabilities and stockholder’s deficit	$18,244,859	$52,607	$18,297,466

The following financial statement line items for twelve months ended December 31, 2018 were affected as a result of the adoption:

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	12 months ended December 31, 2018
	As Reported	Effect of Change	Balances without Adoption of ASC 606
Revenue, Net	$32,165,933	(472,171)	$32,638,104
Cost of revenue	$27,227,664	$(382,766)	$27,610,430
Net Loss	$(2,277,116)	$(89,405)	$(2,187,711)

Loss per basic and diluted common share:
Basic and diluted net loss per common share	(0.15)	(0.01)	(0.15)

CONSOLIDATED BALANCE SHEET

	12 months ended December 31, 2018
	Balance as Presented	Effect of Change	Balances without Adoption of ASC 606
ASSETS
Accounts receivable, net	$3,449,487	$(243,177)	$3,206,310
Inventory, net	8,126,634	281,361	8,407,995
Total Assets	$13,481,318	$38,184	$13,519,502

LIABILITIES AND STOCKHOLDER’S DEFICIT
Accounts payable and accruals	$3,155,741	$127,589	$3,283,330
Accumulated deficit	(3,853,139)	(89,405)	(3,942,544)
Total liabilities and stockholder’s deficit	$13,481,318	$38,184	$13,519,502